INCOME TAXES - Tax Credit and Loss Carryforwards (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Tax Credit Carryforward [Line Items]
Tax Loss Carryforwards	$ 1,080
Tax Credit Carryforwards	1,404
Swiss Federal Tax Administration (FTA)
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards		$ 1,300
2025-2029
Tax Credit Carryforward [Line Items]
Tax Loss Carryforwards	525
Tax Credit Carryforwards	15
2030-2034
Tax Credit Carryforward [Line Items]
Tax Loss Carryforwards	21
Tax Credit Carryforwards	1,375
2035-2044
Tax Credit Carryforward [Line Items]
Tax Loss Carryforwards	77
Tax Credit Carryforwards	0
Indefinite
Tax Credit Carryforward [Line Items]
Tax Loss Carryforwards	457
Tax Credit Carryforwards	$ 14